Item 1. Report to Shareholders
--------------------------------------------------------------------------------
T. Rowe Price International Stock Fund

Certified Financials

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

International Stock shares


              6 Months        Year
                 Ended       Ended
               4/30/03    10/31/02   10/31/01   10/31/00   10/31/99   10/31/98

NET ASSET VALUE

Beginning of
period         $   8.87   $  10.65   $  16.11   $  16.70   $  14.39   $  14.14

Investment activities

  Net investment
  income (loss)    0.07       0.11       0.29       0.10       0.17       0.23

  Net realized
  and unrealized
  gain (loss)      0.04      (1.56)     (4.48)      0.35       2.71       0.77

  Total from
  investment
  activities       0.11      (1.45)     (4.19)      0.45       2.88       1.00

Distributions
  Net investment
  income          (0.11)     (0.30)     (0.09)     (0.13)     (0.22)     (0.20)

  Net realized
  gain               --      (0.03)     (1.18)     (0.91)     (0.35)     (0.55)

  Total
  distributions   (0.11)     (0.33)     (1.27)     (1.04)     (0.57)     (0.75)

NET ASSET VALUE

End of period  $   8.87   $   8.87   $  10.65   $  16.11   $  16.70   $  14.39
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^      1.26%    (14.19)%   (28.17)%     2.28%     20.67%      7.48%

Ratio of total
expenses to
average net
assets             0.98%!     0.92%      0.90%      0.84%      0.85%      0.85%

Ratio of net
investment income
(loss) to average
net assets         1.41%!     0.96%      2.14%      0.55%      1.05%      1.50%

Portfolio
turnover rate      15.4%!     21.6%      17.4%      38.2%      17.6%      12.2%

Net assets,
end of period
(in millions)  $  4,264   $  4,773   $  6,370   $ 10,458   $ 10,615   $  9,537


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

International Stock-Advisor Class shares

                       6 Months            Year                         3/31/00
                          Ended           Ended                         Through
                        4/30/03        10/31/02        10/31/01        10/31/00

NET ASSET VALUE

Beginning of
period              $      8.86     $     10.66     $     16.12     $     19.12

Investment activities

  Net investment
  income (loss)            0.06            0.10            0.29            0.02

  Net realized and
  unrealized gain
  (loss)                   0.04           (1.57)          (4.46)          (3.02)

  Total from investment
  activities               0.10           (1.47)          (4.17)          (3.00)

Distributions

  Net investment
  income                  (0.11)          (0.30)          (0.11)             --

  Net realized gain          --           (0.03)          (1.18)             --

  Total distribution      (0.11)          (0.33)          (1.29)             --

NET ASSET VALUE

End of period       $      8.85     $      8.86     $     10.66     $     16.12
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^              1.15%         (14.37)%        (28.06)%      (15.69%)

Ratio of total expenses
to average net asset       1.15%!          1.15%           1.05%         0.83%!

Ratio of net investment
income (loss) to average
net assets                 1.41%!          0.82%           2.26%         0.63%!

Portfolio turnover
rate                       15.4%!          21.6%           17.4%         38.2%!

Net assets, end
of period
(in thousands)      $    14,145     $    10,207     $     6,938     $     1,500

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------


International Stock-R Class shares

                                                  6 Months              9/30/02
                                                     Ended              Through
                                                   4/30/03             10/31/02

NET ASSET VALUE

Beginning of period                        $          8.88      $          8.29

Investment activities

  Net investment income (loss)                        0.08*                  --

  Net realized and
  unrealized gain (loss)                                --                 0.59

  Total from
  investment activities                               0.08                 0.59

Distributions

  Net investment income                              (0.11)                  --

  Net realized gain                                     --                   --

  Total distributions                                (0.11)                  --

NET ASSET VALUE

End of period                              $          8.85      $          8.88
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^                                         0.92%*               7.12%

Ratio of total expenses to
average net assets                                 1.40%*!               1.22%!

Ratio of net investment
income (loss) to average
net assets                                         1.25%*!             (0.21)%!

Portfolio turnover rate                             15.4%!               21.6%!

Net assets, end of period
(in thousands)                             $           169      $           107

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.40% contractual expense limitation in effect through 2/28/04.

! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  April 30, 2003


Statement of Net Assets                             Shares                Value
--------------------------------------------------------------------------------
In thousands


AUSTRALIA  1.0%

Common Stocks  0.5%

BHP Billiton                                     4,170,000      $        23,608
                                                                         23,608

Preferred Stocks  0.5%

News Corporation (misc. symbol)                  3,555,672               21,020
                                                                         21,020

Total Australia (Cost $41,674)                                           44,628

BELGIUM  0.7%

Common Stocks  0.7%

Dexia (misc. symbol)                             1,356,920               15,582

Fortis (misc. symbol)                              486,515                8,181

UCB (misc. symbol)                                 163,043                4,521

Total Belgium (Cost $20,224)                                             28,284

BRAZIL  0.6%

Common Stocks  0.6%

Grupo Pao de Acucar ADR (USD)                      383,600                5,562

Petroleo Brasileiro (Petrobras)
ADR (USD)                                        1,127,631               19,294

Total Brazil (Cost $28,719)                                              24,856

CANADA  0.4%

Common Stocks  0.4%

Alcan Aluminum (misc. symbol)                      185,490                5,433

Celestica (USD)*                                   227,363                2,628

Royal Bank of Canada (misc. symbol)                256,840               10,711

Total Canada (Cost $13,104)                                              18,772

CHINA  0.2%

Common Stocks  0.2%

China Telecom Limited (HKD) *                   55,126,000               10,602

Total China (Cost $9,707)                                                10,602

DENMARK  0.6%

Common Stocks  0.6%

Novo Nordisk                                       723,200      $        26,240

Total Denmark (Cost $22,516)                                             26,240

FINLAND  1.8%

Common Stocks  1.8%

Nokia                                            4,593,346               77,859

Total Finland (Cost $11,934)                                             77,859

FRANCE  15.9%

Common Stocks  15.9%

Aventis (misc. symbol)                           1,231,712               62,675

AXA (misc. symbol)                               1,724,476               26,242

BNP Paribas (misc. symbol)                       1,802,216               84,753

Cap Gemini *(misc. symbol)                          66,664                2,078

Carrefour (misc. symbol)                           135,260                5,894

Compagnie de Saint-Gobain (misc. symbol)           720,108               24,976

France Telecom (misc. symbol)                    1,955,500               45,260

Groupe Danone (misc. symbol)                        46,560                6,601

Hermes (misc. symbol)                              183,003               25,495

L'Oreal (misc. symbol)                             229,142               16,410

Lafarge (misc. symbol)                              52,246                3,517

LVMH (misc. symbol)                                578,947               25,310

Orange *(misc. symbol)                           1,268,840               10,186

Pinault Printemps Redoute (misc. symbol)           101,355                7,094

Sanofi-Synthelabo (misc. symbol)                 1,140,800               68,177

Schneider Electric *(misc. symbol)                 581,577               27,584

Societe Generale (misc. symbol)                    244,228               14,964

Societe Television
Francaise 1 (misc. symbol)                       1,115,166               31,384

Sodexho Alliance (misc. symbol)                  1,419,399               32,360

STMicroelectronics (misc. symbol)                  748,750               15,505

Thomson *(misc. symbol)                            661,500                9,711

TotalFinaElf, Series B (misc. symbol)              956,463              125,657

Vivendi Universal                                  419,576                6,849

Total France (Cost $548,660)                                            678,682

GERMANY  2.2%

Common Stocks  2.2%

Allianz (misc. symbol)                             141,847      $        10,047

Bayer (misc. symbol)                               265,342                4,851

Bayerische Hypo-und
Vereinsbank (misc. symbol)                         204,501                2,728

Deutsche Bank (misc. symbol)                       447,287               23,175

E.On (misc. symbol)                                208,449                9,996

Gehe (misc. symbol)                                449,330               17,855

Rhoen-Klinikum (misc. symbol)                      193,854                7,261

SAP                                                 97,330                9,990

Siemens (misc. symbol)                             142,291                7,107

Total Germany (Cost $91,545)                                             93,010

HONG KONG  0.5%

Common Stocks  0.5%

Cheung Kong Holdings                             1,328,000                7,339

China Mobile (Hong Kong)                         6,899,500               13,845

Total Hong Kong (Cost $21,306)                                           21,184

INDIA  0.7%

Common Stocks  0.7%

Hindustan Lever                                  8,207,792               25,064

ICICI Bank (Ordinary shares) *                      17,409                   45

ICICI Bank ADR (USD) *(misc. symbol)               584,042                3,078

Total India (Cost $46,399)                                               28,187

ISRAEL  0.1%

Common Stocks  0.1%

Check Point Software Technologies (USD) *          265,060                4,169

Total Israel (Cost $5,140)                                                4,169

ITALY  6.1%

Common Stocks  6.1%

Alleanza Assicurazioni (misc. symbol)            2,934,710               27,497

Banca Intesa (misc. symbol)                      7,793,223               20,216

ENI (misc. symbol)                               3,847,138               54,930

Mediaset (misc. symbol)                          2,160,291      $        18,502

Mediolanum (misc. symbol)                        1,326,725                6,942

Olivetti *(misc. symbol)                         5,826,332                6,625

Telecom Italia
(Ordinary shares) (misc. symbol)                 2,687,483               21,996

Telecom Italia
(Savings shares) (misc. symbol)                  3,012,300               14,853

Telecom Italia Mobile (misc. symbol)             8,710,372               41,099

UniCredito Italiano (misc. symbol)              10,664,636               46,743

Total Italy (Cost $205,522)                                             259,403

JAPAN  13.7%

Common Stocks  13.7%

Canon                                            1,326,000               53,672

Credit Saison (misc. symbol)                       815,900               15,382

Daiichi Pharmaceutical (misc. symbol)              398,600                5,054

Denso                                              436,800                6,236

Fanuc (misc. symbol)                               185,700                7,610

Fuji Television Network                              2,324                8,216

Fujisawa Pharmaceutical                          1,314,000               22,290

Hitachi Chemical                                 1,033,000                9,351

Honda Motor                                      1,041,800               34,558

Ito-Yokado (misc. symbol)                          487,000               11,472

Japan Telecom Holdings (misc. symbol)                2,516                6,888

KDDI (misc. symbol)                                  8,547               25,983

Keyence                                             58,500                9,418

Keyence (Bonus shares) *                             6,360                1,024

Kyocera                                            157,000                7,673

Marui (misc. symbol)                             1,409,000               11,750

Mitsubishi Estate                                2,676,000               15,686

Mitsui Fudosan                                   4,498,000               24,250

Murata Manufacturing                               173,900                6,207

Nomura Securities (misc. symbol)                 1,843,000               18,278

NTT DoCoMo                                          19,561               40,410

Rohm                                               177,000               18,268

Secom (misc. symbol)                             1,408,500               32,882

Seven-Eleven Japan (misc. symbol)                1,186,000               28,285

Shin-Etsu Chemical                                 322,500                9,668

Shiseido (misc. symbol)                          2,054,000               18,784

SMC                                                135,700               10,233

Sony                                               889,820      $        21,670

Sumitomo (misc. symbol)                            962,000                3,878

Suzuki Motor                                     1,267,000               15,024

Takeda Chemical Industries                         417,000               15,303

Takefuji (misc. symbol)                            161,930                8,445

Toyota Motor                                     1,387,300               31,455

Yamanouchi Pharmaceutical                          993,500               25,113

Yamato Transport                                   459,000                5,142

Total Japan (Cost $719,767)                                             585,558

LUXEMBOURG  0.0%

Common Stocks  0.0%

SES Global (1 FDR Represents 1 A share)            289,500                1,699

Total Luxembourg (Cost $4,649)                                            1,699

MALAYSIA  0.1%

Common Stocks  0.1%

Sime Darby                                       2,811,000                3,699

Total Malaysia (Cost $3,985)                                              3,699

MEXICO  1.6%

Common Stocks  1.6%

America Movil ADR, Series L (USD)                1,123,300               18,838

Femsa UBD Units

 (Represents 1 Series B
  and 4 Series D share                           5,214,860               19,671

Grupo Financiero BBVA Bancomer,
  Series B *(misc. symbol)                      16,903,000               14,670

Wal-Mart de Mexico (misc. symbol)                5,184,500               14,328

Total Mexico (Cost $58,062)                                              67,507

NETHERLANDS  4.9%

Common Stocks  4.9%

Akzo Nobel                                          66,178                1,474

ASML Holding *(misc. symbol)                     1,701,610               14,726

Equant *(misc. symbol)                             165,911                  967

Fortis (misc. symbol)                            1,016,834               16,963

ING Groep (misc. symbol)                         2,732,190      $        44,448

Philips Electronics                              2,160,046               40,261

Reed Elsevier                                    1,482,270               16,905

Royal Dutch Petroleum (misc. symbol)               543,712               22,280

Royal KPN *                                      3,432,000               22,870

VNU                                                639,510               18,591

Wolters Kluwer                                     889,634               11,608

Total Netherlands (Cost $199,381)                                       211,093

NORWAY  0.5%

Common Stocks  0.5%

Orkla, Series A (misc. symbol)                     782,994               13,660

Statoil (misc. symbol)                             716,120                5,683

Total Norway (Cost $11,178)                                              19,343

PORTUGAL  0.1%

Common Stocks  0.1%

Jeronimo Martins *                                 325,516                2,580

Total Portugal (Cost $2,144)                                              2,580

RUSSIA  0.7%

Common Stocks  0.7%

Lukoil ADR, 144A (USD) +                           147,260               10,179

YUKOS ADR (USD) (misc. symbol)                     107,080               18,846

Total Russia (Cost $18,788)                                              29,025

SINGAPORE  0.9%

Common Stocks  0.9%

MobileOne Limited                               12,571,000                8,929

United Overseas Bank                             5,361,592               31,431

Total Singapore (Cost $42,698)                                           40,360

SOUTH AFRICA  0.1%

Common Stocks  0.1%

Nedcor                                             471,900                6,370

Total South Africa (Cost $5,279)                                          6,370

SOUTH KOREA  2.4%

Common Stocks  2.4%

KT Corporation ADR (USD) (misc. symbol)            874,019      $        17,690

POSCO ADR (USD) (misc. symbol)                     541,538               11,129

Samsung Electronics                                151,477               38,025

Shinhan Financial (misc. symbol)                 1,270,300               12,546

South Korea Telecom                                162,460               22,597

Total South Korea (Cost $82,107)                                        101,987

SPAIN  3.9%

Common Stocks  3.9%

Banco Bilbao Vizcaya
Argentaria (misc. symbol)                        3,618,107               36,490

Banco Santander Central Hispano                  3,841,699               30,240

Endesa (misc. symbol)                            1,228,292               17,455

Gas Natural (misc. symbol)                         954,250               18,298

Inditex                                          1,064,500               21,257

Repsol                                             701,183               10,231

Telefonica                                       2,070,974               22,947

Telefonica ADR (USD)                               354,101               11,774

Total Spain (Cost $151,449)                                             168,692

SWEDEN  3.2%

Common Stocks  3.2%

Electrolux, Series B (misc. symbol)                901,475               16,930

Hennes & Mauritz, Series B (misc. symbol)        1,512,380               33,676

LM Ericsson, Series B *                          5,908,561                5,385

Nordea (misc. symbol)                            2,347,477               12,464

Sandvik (misc. symbol)                             176,870                4,501

Securitas, Series B (misc. symbol)               5,345,936               62,788

Total Sweden (Cost $128,205)                                            135,744

SWITZERLAND  5.8%

Common Stocks  5.8%

Adecco (misc. symbol)                            1,417,537               54,410

Credit Suisse Group *                              276,040                6,602

Nestle (misc. symbol)                              520,605              106,254

Roche (Participation
  certificates) (misc. symbol)                     336,590      $        21,441

UBS (misc. symbol)                               1,251,490               59,445

Total Switzerland (Cost $148,395)                                       248,152

TAIWAN  0.7%

Common Stocks  0.7%

Chinatrust Financial Holdings *                  5,333,000                4,170

Taiwan Semiconductor Manufacturing              17,250,193               23,701

Total Taiwan (Cost $38,022)                                              27,871

THAILAND  0.3%

Common Stocks  0.3%

Bangkok Bank (Local
  shares) *(misc. symbol)                       11,028,000               13,516

Total Thailand (Cost $13,904)                                            13,516

UNITED KINGDOM  27.9%

Common Stocks  27.9%

Abbey National                                   1,031,809                7,336

AstraZeneca                                      1,309,180               51,410

Autonomy *                                         615,263                1,594

BG Group                                         2,216,603                8,873

BP                                               5,445,000               34,533

Brambles                                         4,121,760               12,263

Cadbury Schweppes                                3,068,306               17,104

Carnival                                           353,540                8,833

Celltech *                                       1,626,744                6,648

Centrica                                         5,334,368               14,185

Compass                                         12,288,780               56,611

David S. Smith                                   1,592,560                4,114

Diageo                                           3,100,574               34,419

Electrocomponents                                4,170,710               20,848

Friends Provident (misc. symbol)                 1,828,240                2,873

GKN                                                388,000                1,279

GlaxoSmithKline                                  9,210,275              184,743

Granada                                          3,718,283                4,059

Hays                                             9,053,009               12,091

Hilton Group                                     1,783,470      $         4,365

HSBC (HKD) (misc. symbol)                          978,000               10,690

Kingfisher                                       8,557,304               33,467

Reed Elsevier                                   13,470,483              107,518

Rio Tinto                                        3,103,989               59,381

Royal Bank of Scotland                           4,815,738              126,406

Shell Transport & Trading                       13,229,126               79,300

Standard Chartered                               1,026,400               11,460

Tesco                                           12,695,362               40,208

Tomkins                                          6,378,784               21,631

Unilever                                         4,474,957               44,021

United Business Media                              881,809                3,526

Vodafone                                        61,000,246              120,503

Woolworths                                       3,956,033                2,215

WPP Group                                        6,483,991               46,179

Total United Kingdom (Cost $1,224,185)                                1,194,686

SHORT-TERM INVESTMENTS  1.2%

Money Market Funds  1.2%

T. Rowe Price Reserve
  Investment Fund 1.30%#                        53,154,533               53,155

Total Short-Term Investments (Cost $53,155)                              53,155

SECURITIES LENDING COLLATERAL 29.0%

Money Market Pooled Account 29.0%

Investment in money market pooled account
managed by JPMorgan Chase Bank,
  London                                     1,239,135,202            1,239,135

Total Securities Lending Collateral
(Cost $1,239,135)                                                     1,239,135

Total Investments in Securities

127.8% of Net Assets (Cost $5,210,938)                          $     5,466,048

Other Assets Less Liabilities

Including $1,239,135 obligation to return
securities lending collateral                                        (1,187,989)

NET ASSETS                                                           $4,278,059
                                                                     ----------

Net Assets Consist of:

Undistributed net investment income (loss)                           $   25,419

Undistributed net realized gain (loss)                               (1,530,844)

Net unrealized gain (loss)                                              257,286

Paid-in-capital applicable to 482,360,927 shares
of $0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation
authorized                                                            5,526,198

NET ASSETS                                                           $4,278,059
                                                                     ----------

NET ASSET VALUE PER SHARE

International Stock Fund shares
($4,263,745,023/480,743,002 shares outstanding)                      $     8.87
                                                                     ----------

International Stock-Advisor Class shares
($14,145,180/1,598,823 shares outstanding)                           $     8.85
                                                                     ----------

International Stock-R Class shares
($169,094/19,102 shares outstanding)                                 $     8.85
                                                                     ----------

# Seven-day yield

*    Non-income producing

(misc. symbol) All or a portion of this security is on loan at April 30, 2003-See Note 2

+ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules-total of such securities at period-end amounts to $10,179,000 and represents 0.2% of net assets

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $10,179,000 and represents 0.2% of net assets

ADR  American Depository Receipts

FDR  Fiduciary Depository Receipts

HKD  Hong Kong dollar

USD  United States dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        4/30/03

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $6,815)                          $   48,837

  Securities lending                                                      1,900

  Interest (net of foreign taxes of $7)                                     785

  Total income                                                           51,522

Expenses

  Investment management                                                  14,500

  Shareholder servicing

     International Stock shares                                           5,658

     International Stock-Advisor Class shares                                 7

  Custody and accounting                                                    843

  Registration                                                               67

  Prospectus and shareholder reports

     International Stock shares                                              63

     International Stock-Advisor Class shares                                 3

  Legal and audit                                                            32

  Directors                                                                  17

  Distribution-International Stock-Advisor Class shares                      15

  Total expenses                                                         21,205

Net investment income (loss)                                             30,317

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                           (260,573)

  Futures                                                                 5,907

  Foreign currency transactions                                           3,668

  Net realized gain (loss)                                             (250,998)

Change in net unrealized gain (loss)

  Securities                                                            278,642

  Other assets and liabilities
  denominated in foreign currencies                                       1,364

  Change in net unrealized gain (loss)                                  280,006

Net realized and unrealized gain (loss)                                  29,008

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   59,325
                                                                     ----------



The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/03             10/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $        30,317      $        56,449

  Net realized gain (loss)                        (250,998)            (625,324)

  Change in net unrealized
  gain (loss)                                      280,006             (185,671)

  Increase (decrease) in net assets
  from operations                                   59,325             (754,546)

Distributions to shareholders

  Net investment income

     International Stock shares                    (55,417)            (176,885)

     International Stock-Advisor Class shares         (166)                (202)

     International Stock-R Class shares                 (2)

  Net realized gain

     International Stock shares                         --              (17,688)

     International Stock-Advisor
         Class shares                                   --                  (20)

  Decrease in net assets from distributions        (55,585)            (194,795)

Capital share transactions *

  Shares sold

     International Stock shares                  1,064,713            3,380,310

     International Stock-Advisor Class shares       24,077               29,467

     International Stock-R Class shares                 58                  100

  Distributions reinvested

     International Stock shares                     52,075              182,037

     International Stock-Advisor Class shares          155                  219

     International Stock-R Class shares                  1                 --

  Shares redeemed

     International Stock shares                 (1,630,126)          (4,211,706)

     International Stock-Advisor Class shares      (20,371)             (24,786)

  Increase (decrease) in net assets from
  capital share transactions                      (509,418)            (644,359)

Net Assets

Increase (decrease) during period                 (505,678)          (1,593,700)

Beginning of period                              4,783,737            6,377,437

End of period                              $     4,278,059      $     4,783,737
--------------------------------------------------------------------------------

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/03             10/31/02

*Share information

  Shares sold

     International Stock shares                    123,754              334,337

     International Stock-Advisor Class shares        2,779                2,835

     International Stock-R Class shares                  7                   12

  Distributions reinvested

     International Stock shares                      5,965               16,716

     International Stock-Advisor Class shares           18                   20

  Shares redeemed

     International Stock shares                   (186,833)            (411,478)

     International Stock-Advisor Class shares       (2,350)              (2,354)

  Increase (decrease) in shares outstanding        (56,660)             (59,912)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  April 30, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. The fund has three classes of shares: International Stock Fund, offered since May 9, 1980, International Stock Fund-Advisor Class (Advisor Class), offered since March 31, 2000, and International Stock Fund-R Class (R Class), offered since September 30, 2002. Advisor Class shares are offered only through brokers and other financial intermediaries, and R Class shares are only available to small retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended April 30, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2003, the value of loaned securities was $1,202,766,000; aggregate collateral consisted of $1,239,135,000 in the money market pooled account and U.S. government securities valued at $6,575,000.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $328,561,000 and $840,922,000, respectively, for the six months ended April 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2003.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2002, the fund had $1,279,846,000 of unused capital loss carryforwards, of which $649,972,000 expire in 2009, and $629,874,000 expire in 2010.

At April 30, 2003, the cost of investments for federal income tax purposes was $5,210,938,000. Net unrealized gain aggregated $257,286,000 at period-end, of which $992,015,000 related to appreciated investments and $734,729,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At April 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $2,277,000.

Through October 31, 2003, for the Advisor Class and through February 28, 2004, for the R Class, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses that would cause the class's ratio of total expenses to average net assets (expense ratio) to exceed 1.15% and 1.40%, respectively. Thereafter, through October 31, 2005 for the Advisor Class and through February 28, 2006 for the R Class, each class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed 1.15% and 1.40%, respectively.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the International Stock class and R Class. Expenses incurred pursuant to these service agreements totaled $3,755,000 for the six months ended April 30, 2003, of which $683,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended April 30, 2003, the International Stock class was charged $70,000 for shareholder servicing costs related to the college savings plans, of which $56,000 was for services provided by Price and $4,000 was payable at period-end. At April 30, 2003, approximately 0.7% of the outstanding shares of the International Stock class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended April 30, 2003, the International Stock class was allocated $613,000 of Spectrum Funds' expenses and $23,000 of Retirement Funds' expenses under these agreements. Of these amounts, $458,000 related to services provided by Price and $87,000 was payable at period-end. At April 30, 2003, approximately 10.2% of the outstanding shares of the International Stock class were held by the Spectrum Funds and 0.2% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended April 30, 2003, totaled $363,000 and are reflected as interest income in the accompanying Statement of Operations.


Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 12, 2003